John H. Lively

The Law Offices of John H. Lively & Associates, Inc .

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Phone: 913.660.0778 Fax: 913.660.9157

john.lively@1940actlawgroup.com

November 20, 2014

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”)(File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing is a Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of the Cloud Capital Strategic Mid Cap Fund, a series of the Trust with and into the Cloud Capital Strategic Large Cap Fund, also a series of the Trust. The Registration Statement is scheduled to become effective automatically on December 20, 2014 pursuant to Rule 488 under the Securities Act of 1933 and it is anticipated it will be mailed to shareholders shortly thereafter. The closing of the reorganization is expected to be on or about January 12, 2015. Note that a 485(a) filing to effect changes to the Cloud Capital Strategic Large Cap Fund will also be made simultaneous with the filing of this N-14.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.